ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
ACQUISITIONS [Abstract]
ACQUISITIONS

NOTE 2  ACQUISITION

On August 12, 2014, we consummated the acquisition of all of the outstanding stock of Hamilton Investment Group, Inc.  ( Hamilton ) pursuant to the terms of a Stock Purchase Agreement dated August 11, 2014 by and among the Company, Hamilton and the stockholders of Hamilton (the Stock Purchase Agreement ). The purchase price consisted of: (a) Cash in the amount of $9,000,000; and (b) 3,523,554 shares (the Shares ) of the registrant s common stock (determined based on the trailing 20-day average of our common stock) with a fair value of $2,219,839.   In addition, there exists a working capital adjustment provision whereby we would be required pay the Hamilton stockholders additional cash equal to the amount of any working capital of Hamilton in excess of $2,200,000 ( Working Capital Target ) at closing; provided, however, that in the event that Hamilton s working capital is less than the Working Capital Target at closing, then the amount of such deficit will be offset against the Shares issued to the former Hamilton stockholders at closing. The purchase agreement contains 2-year non-compete/non-solicitation provisions for the former Hamilton stockholders. The Company relied on the exemption from registration provided by Rule 506 and/or Section 4(2) of the Securities Act of 1933, as amended, for the offer and sale of the Shares.

The acquisition of Hamilton has been accounted for as a business combination whereby the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their fair values as of the acquisition date.   Related acquisition costs amounting to approximately $141,370 were expensed outright and are shown under operating expenses in the consolidated statements of operations.

A summary of the purchase price consideration and related purchase price allocation are shown below:

Purchase Price:
Cash	$9,000,000
Stock	2,219,839
Working capital adjustment	2,521,628

Total Purchase Price	$13,741,467

Purchase Price Allocation:
Cash	$2,797,327
Accounts receivable	2,291,169
Net assets	5,003,667
Accounts payable and accrued liabilities	(367,881)
Intangible asset - customer list	2,380,000
Goodwill	1637,185

Total Purchase Price	$13,741,467

Unaudited pro forma operation results for the nine months ended September 30, 2014 as though the Company had acquired Hamilton on the first day of fiscal year 2014 are set forth below.

Pro Forma
Consolidated

Revenues	$32,460,933
Cost of revenues	22,123,980

Gross profit	10,336,953

Operating expenses:
Selling, general and administrative	7,503,800

Total operating expenses	7,503,800

Income (loss) from operations	2,833,153

Other income (expense)
Loss on debt conversion	(11,063)
Interest expense, net	(2,913,347)

Loss before income taxes	(91,257)

Benefit for deferred income taxes	5,482,840

Net income	$5,391,583
Deemed dividend	(720,424)
Cumulative dividend	(101,343)

Net income attributable to common shareholders	$4,569,816

NOTE 2 – ACQUISITIONS

On September 27, 2012, we closed the acquisition of all of the outstanding membership interests of AES pursuant to the terms of a Securities Purchase Agreement dated September 26, 2012, by and among the Company, AES and the members of AES (the “Purchase Agreement”).  The purchase price consisted of: (a) cash in the amount of $290,000, of which $250,000 was paid on the closing date and the remaining $40,000 is payable (subject to a purchase price adjustment) in six equal installments, with the first installment payable on the first day of each month beginning the third month following the month in which the closing occurred and each month thereafter until paid in full; (b) $1,300,000 in 5% subordinated secured promissory notes (see Note 5), and (c) 6,500,000 common shares, which shares vest pursuant to restricted stock agreements.

The acquisition of AES has been accounted for as a business combination whereby the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their fair values as of the acquisition date.   Related acquisition costs amounting to approximately $146,000 were expensed outright and are shown under other income (expense) in the consolidated statements of operations.

A summary of the purchase price consideration and related purchase price allocation are shown below:

Purchase Price
Cash at closing	$ 250,000
Working capital adjustment - cash due	225,248
Notes	1,300,000
Stock	552,500
Total purchase price	$2,327,748

Purchase Price Allocation
Cash	$ 205,139
Accounts receivable	268,347
Prepaids	11,917
Property and equipment, net	45,120
Accounts payable	(37,921)
Accrued expenses	(15,324)
Sales tax payable	(46,910)
Goodwill	1,897,380
Total purchase price	$2,327,748

Unaudited pro forma operation results for the year ended December 31, 2012 as though the Company had acquired AES on the first day of fiscal year 2012 are set forth below.

PROFORMA STATEMENT OF OPERATIONS
For the year ended December 31, 2012
(unaudited)

REVENUES	$3,071,645

COST OF REVENUES	1,776,275

GROSS PROFIT	1,295,370

OPERATING EXPENSES:
Selling, general and administrative	637,973
Professional fees	23,720

Total operating expenses	661,693

NET INCOME FROM OPERATIONS	$633,677

On November 12, 2013, we consummated the acquisition  of all of the outstanding membership interests of AquaTex  pursuant to the terms of a Securities Purchase Agreement dated November 11, 2013 by and among the Company, AquaTex and the members of AquaTex . The purchase price consisted of: (a) Cash in the amount of $300,000; (b) $500,000 in 5% subordinated secured promissory notes (the “Notes”), and (c) $500,000 in common stock based upon the trailing 30-day average of the Company's common stock which resulted in the issuance of 1,443,696 shares (the “Shares”) of the Company's common stock which had a fair value of $548,604.  The Notes are payable in 12 equal quarterly installments beginning on February 1, 2014 and mature on November 1, 2016.  The Notes are secured by the assets of AquaTex.  In addition, there exists a working capital adjustment provision whereby the Company would be required to pay the AquaTex members additional cash equal to the amount of any working capital of AquaTex at closing; provided, however, that in the event that AquaTex has negative working capital at closing, then the amount of such negative working capital will be offset against the notes issued to the former AquaTex members at closing.  The purchase agreement contains a 3-year non-compete/non-solicitation provisions for Messer's George and Brewer, the former members of AquaTex.

A summary of the purchase price consideration and related purchase price allocation are shown below:

Purchase Price
Cash at closing	$ 300,000
Notes	500,000
Working capital adjustment to Notes	(21,853)
Stock	548,604
Total purchase price	$1,326,751

Purchase Price Allocation
Cash	$ 28,038
Accounts receivable	597,825
Intangible assets	227,000
Property and equipment, net	166,877
Accounts payable	(568,936)
Accrued expenses	(78,780)
Goodwill	954,727
Total purchase price	$1,326,751

The identifiable intangible asset consisted of customer relationships of $227,000 and was valued using an income approach and amortized over a period of seven years.

Unaudited pro forma operation results for the year ended December 31, 2013 as though the Company had acquired AquaTex on the first day of fiscal year 2013 are set forth below.

PROFORMA STATEMENT OF OPERATIONS
For the year ended December 31, 2013
(unaudited)

REVENUES	$16,696,334

COST OF REVENUES	12,050,906

GROSS PROFIT	4,645,428

OPERATING EXPENSES:
Selling, general and administrative	5,043,070
Professional fees	162,243

Total operating expenses	5,205,313

LOSS FROM CONTINUING OPERATIONS	(559,885)

OTHER EXPENSE
Loss on extinguishment of liability	(96,297)
Interest expense	(412,576)

NET LOSS BEFORE INCOME TAXES	(1,068,758)

PROVISION FOR INCOME TAXES	(106,357)

NET LOSS	$(1,175,115)